Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,832
Ending balance	3,191	$ 2,832
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153
Ending balance	153	153
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	730
Ending balance	692	730
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	567
Ending balance	567	567
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	322
Ending balance	420	322
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	796
Ending balance	927	796
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	264
Ending balance	432	264
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,038	7,448
Additions	996	733
Transfers from work in process	0
Disposals	(172)	(186)
Foreign exchange translation	4	22
Other	(3)	21
Ending balance	8,863	8,038
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153	157
Disposals		(5)
Foreign exchange translation		1
Ending balance	153	153
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,399	1,363
Transfers from work in process	4	7
Disposals	(10)	(17)
Foreign exchange translation		5
Other	2	41
Ending balance	1,395	1,399
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,123	1,875
Additions	195	255
Transfers from work in process	84	44
Disposals	(68)	(50)
Foreign exchange translation	3	4
Other	(12)	(5)
Ending balance	2,325	2,123
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,373	1,314
Additions	129	43
Transfers from work in process	82	56
Disposals	(29)	(41)
Foreign exchange translation	(1)	4
Other	3	(3)
Ending balance	1,557	1,373
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,726	2,586
Additions	81	61
Transfers from work in process	262	184
Disposals	(65)	(73)
Foreign exchange translation	2	8
Other	(5)	(40)
Ending balance	3,001	2,726
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	264	153
Additions	591	374
Transfers from work in process	(432)	(291)
Other	9	28
Ending balance	432	264
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,206	4,778
Depreciation	627	569
Disposals	(151)	(147)
Foreign exchange translation	2	11
Other	(12)	(5)
Ending balance	5,672	5,206
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	669	608
Depreciation	45	44
Disposals	(8)	(10)
Foreign exchange translation		2
Other	(3)	25
Ending balance	703	669
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,556	1,367
Depreciation	273	246
Disposals	(61)	(48)
Foreign exchange translation	1	1
Other	(11)	(10)
Ending balance	1,758	1,556
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,051	984
Depreciation	113	100
Disposals	(26)	(34)
Foreign exchange translation		2
Other	(1)	(1)
Ending balance	1,137	1,051
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,930	1,819
Depreciation	196	179
Disposals	(56)	(55)
Foreign exchange translation	1	6
Other	3	(19)
Ending balance	$ 2,074	$ 1,930